                                                            File No.: 2-10698;
                                                                      811-505.
                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
     Pre-Effective  Amendment  No.                                  [ ]
     Post-Effective Amendment  No.  78                              [X]

                                 and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

     Amendment No.    26                                            [X]
                      (Check appropriate box or boxes.)

                           PHILADELPHIA FUND, INC.
------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

1200 North Federal Highway, Suite 424, Boca Raton, Florida     33432
------------------------------------------------------------------------------
         (Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code  561-395-2155
          Ronald F. Rohe, Vice President            ------------
          Philadelphia Fund, Inc.
1200 North Federal Highway, Suite 424, Boca Raton, Florida  33432
------------------------------------------------------------------------------
         (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering       April 1, 2001

It is proposed that this filing will become effective (check appropriate box)
    [ ] immediately upon filing pursuant to paragraph (b)

    [X] on April 1, 2001 pursuant to paragraph (b)

    [ ] 60 days after filing pursuant to paragraph (a)(1)

    [ ] on pursuant to paragraph (a)(1)

    [ ] 75 days after filing pursuant to paragraph (a)(2)

    [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On January 11, 2001 Registrant filed a Rule 24f-2 Notice for Registrant's most recent fiscal year.

                       EXHIBIT INDEX LOCATED ON PAGE 40

                                    PART A

                                 [FRONT COVER]

                                                                  Philadelphia
                                                                    Fund, Inc.

                                                              Established 1923

                                                        A diversified open end
                                                       investment company with
                                                     an objective of long-term
                                                             growth of capital
                                                                    and income

                   [Logo]

                                                                 APRIL 1, 2001



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                  PROSPECTUS

                                 [Back Cover]

                            PHILADELPHIA FUND, INC.
                               Established 1923
                     1200 North Federal Highway, Suite 424
                           Boca Raton, Florida 33432
                                (561) 395-2155

        Shareholders may make inquiries regarding the Fund by calling:
        -------------------------------------------------------------
        |                    Shareholder Services                   |
        |                       1-800-525-6201                      |
        -------------------------------------------------------------

A Statement of Additional Information (dated April 1, 2001) which includes additional information about the Fund, is incorporated in this prospectus by reference.

The Fund's Statement of Additional Information, annual report and semi-annual report are available, without charge, upon request, by writing to the above address, by electronic request at the Fund's e-mail address:
request@philadelphiafund.com, or by calling 1-800-749-9933.

The Fund's annual report and other information are available on the Fund's Internet website at http://www.philadelphiafund.com.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Information about the Fund including the Statement of Additional Information, can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-202-942-8090.

Reports, material incorporated by reference, the Statement of Additional Information, and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SEC File Nos.: 2-10698 and 811-505



                    TABLE OF CONTENTS
                                                                   PAGE


                    Investments, Risks and Performance . . . . . .   4

                    Fees and Expenses of the Fund  . . . . . . . .   5

                    Financial Highlights . . . . . . . . . . . . .   6

                    Fund History . . . . . . . . . . . . . . . . .   6

                    Investment Objectives and Principal Strategies   7

                    Policies and Non-Principal Strategies  . . . .   8

                    Principal Risks . . . . . . . . . . . . . . .    9

                    Management of the Fund . . . . . . . . . . . .   9

     [Logo]         Purchase of Shares . . . . . . . . . . . . . .  10

                    Calculation of Net Asset Value . . . . . . . .  10

                    Special Purchase Plans . . . . . . . . . . . .  11

                    Redemption of Shares . . . . . . . . . . . . .  12

                    Dividends, Capital Gains Distributions,
                       and Taxes . . . . . . . . . . . . . . . . .  12

                    Performance. . . . . . . . . . . . . . . . . .  13

                    Fund Service Providers . . . . . . . . . . . .  14

                                            INVESTMENTS, RISKS AND PERFORMANCE

OBJECTIVE

The Fund's investment objective is to achieve long term growth of capital and income.


PRINCIPAL STRATEGIES

The Fund will invest primarily in common stocks traded on the major U.S. security exchanges and fixed income securities rated at least A by Moody's Investors Service, Inc. ("Moody's")or by Standard & Poor's Corporation ("Standard & Poor's"). Securities are bought and held with long-term goals in view.

Baxter Financial Corporation, the Fund's investment advisor (the "Advisor"), uses fundamental analysis to select stocks which are believed to be undervalued. This undervaluation may be perceived for one or more of the following reasons: undervalued assets, low price to earnings ratio, low price in relation to market dominance, ability to control prices, low price to cash flow, and high percentage return on equity. Other factors considered before investing include market capitalization size, corporate business strategy, industry position, trading liquidity, trading activity of officers, directors and large stockholders, good management, protection from competition, and dividend yield.

The Fund generates income by investing in stocks that pay dividends, commercial paper, and long-term fixed income securities.

The Fund's portfolio usually consists of 20 - 30 different stocks.

The Fund's Advisor takes into consideration the tax implications on shareholders by trying to balance capital gains and losses resulting from portfolio transactions.


PRINCIPAL RISKS

MARKET RISK. Stock prices rise and decline in response to investors' perception of the activities of individual companies and general market and economic conditions. The value of your investment in the Fund will vary from day to day which means that you could lose money.

DIVERSIFICATION RISK. The price of an individual security may be more volatile and perform differently from the market as a whole. As the Fund usually owns 20 - 30 stocks, its performance may be more vulnerable to changes in the market value of a single company than funds with more stocks in their portfolios.

INTEREST RATE RISK. Increasing interest rates cause decreases in debt securities' prices and can slow overall economic activity which often leads to lower equity prices.

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance is not predictive of future performance.

   [Bar chart showing Fund's annual calendar year total returns as follows.]


                                 1991    5.71%
                                 1992   19.70%
                                 1993   17.57%
                                 1994  - 8.58%
                                 1995   27.39%
                                 1996   12.74%
                                 1997   35.75%
                                 1998   11.13%
                                 1999    0.57%
                                 2000    4.73%

During the periods shown in the bar chart, the highest return for a quarter was 12.21% (quarter ending June 30, 1997) and the lowest return for a quarter was -8.00% (quarter ending March 31, 1994).

         AVERAGE ANNUAL TOTAL RETURNS as of 12/31/00 <F1>

                              1 YEAR     5 YEARS    10 YEARS

Philadelphia Fund              4.73%      12.37%     11.99%

S & P 500 Index*              -9.11%      18.33%     17.46%

*The Standard & Poor's 500(r) Composite Stock Index is a widely recognized unmanaged index of common stock prices.


                                                 FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                               SHAREHOLDER FEES <F1>
                   (fees paid directly from your investment)

                 Maximum Contingent Deferred Sales
                  Charge (Load) (as a percentage of
                  offering price)                        1.00%


                        ANNUAL FUND OPERATING EXPENSES
                 (expenses that are deducted from Fund assets)

                 Management Fee ......................    .75%
                 12b-1 Fees     ......................    .19%
                 Other Expenses ......................    .29%
                    Administrative Fee ...............    .25%
                                                         -----
                       Total Fund Operating Expenses..   1.48%
                                                         =====

<F1>
On June 24, 1999 the Fund instituted its Free Flyer Program. Participants in this Fund Program may be subject to a contingent deferred sales charge (CDSC). Program participants who redeem shares within 12 months after the purchase date and have received a Program airline ticket will be subject to a CDSC of one percent of the net asset value of the shares at the time of purchase. Participants who redeem shares within 12 months of the purchase date and have not received a Program airline ticket will not be subject to the CDSC. Neither the bar chart which shows the Fund's annual total returns 1991-2000, nor the Average Annual Total Returns table on page 2 reflect the CDSC. If the CDSC was reflected, the total return figures would be less than those shown.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example illustrates the expenses that you would pay on a $10,000 investment for the time periods indicated, assuming:

  [BULLET]  a 5% annual rate of return
  [BULLET]  redemption at the end of each time period
  [BULLET]  Fund operating expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                      ------  -------  -------  --------
                       $151    $468     $808     $1,768


                                                          FINANCIAL HIGHLIGHTS

The data set forth under the caption "Financial Highlights" in the Annual Report to Stockholders for the fiscal year ended November 30, 2000 is incorporated herein by reference. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's annual report and semi-annual report are available, without charge, upon request, by writing to the address or by calling the number on the back cover of this prospectus.


                                                                  FUND HISTORY

The Fund, a Maryland corporation, is the surviving corporation of a merger with Philadelphia Fund, Inc., a Delaware corporation. On November 30,
1984, the Fund was reorganized for the purpose of continuing the operations of the Delaware corporation. The sole purpose of the merger was to change the Fund's state of incorporation from Delaware to Maryland. The Delaware corporation was incorporated on July 5, 1945 for the purpose of acquiring and continuing the business of the Securities Fund, an unincorporated investment company organized in 1923.

The Securities Fund, predecessor of the Philadelphia Fund, was organized in 1923 by W. Wallace Alexander. He and his associates managed the Securities Fund until December 1928 when W. Wallace Alexander, Inc. became the manager.
W. Wallace Alexander, Inc. remained the manager of the Securities Fund until its acquisition by Philadelphia Fund, when Alexander Investment Management Co. became the manager. Over the years, the Fund has been managed by several investment advisors. The Fund's current investment advisor is Baxter Financial Corporation.


                                INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund's investment objective is to achieve long-term growth of capital and income. This goal may be changed only by the vote of a majority of the shares of the Fund. The Advisor endeavors to meet the Fund's objectives but there can be no assurance that the Fund's investments will achieve the Advisor's expectations.

The shares of Philadelphia Fund, Inc. provide a convenient way for investors to own, at a reasonable cost, an interest in a carefully selected and
supervised portfolio of investments.   The shares represent ownership of a
program designed and managed for long-term growth of capital and income.

The Fund will invest primarily in common stocks with a market value greater than $150 million traded on the major U.S. security exchanges.

The Advisor uses fundamental analysis to select stocks which are believed to be undervalued. The Advisor considers the following criteria to evaluate whether a stock may be undervalued:

     [BULLET] Price to earnings ratio less than growth rate of
              sales and/or earnings.
     [BULLET] Return on equity greater than 15 %
     [BULLET] Price to sales ratio less than 1
     [BULLET] Price to book ratio less than 1
     [BULLET] Price to cash flow less than 6

Each of these criteria may indicate that a stock is undervalued. The Advisor considers stocks with as many of these criteria but does not require that all or any exist prior to investment. Other factors considered before investing include low price in relation to market dominance, ability to control prices, market capitalization size, corporate business strategy, industry position, trading liquidity, trading activity of officers, directors and large stockholders, good management, protection from competition, and dividend yield. Investments are held until the stock meets the Advisor's projections, the original criteria used to select the investment no longer exists, or an investment opportunity believed to be superior presents itself.

The Fund's portfolio usually consists of 20 - 30 different stocks which is less than the amount of stocks held by the typical mutual fund. This strategy stems from the belief that there are a limited number of investment ideas available and allows the Advisor to focus on companies with the greatest potential for investment return balanced with minimal risk.

The Fund generates income by investing in stocks that pay dividends, commercial paper, and long-term fixed income securities rated at least A by Moody's or by Standard & Poor's. Fixed income securities are selected by comparing the investment's yield in relation to market rates with similar duration to maturity and risk factors. When the Advisor believes a decline in interest rates is imminent, fixed income investments may also be purchased for the purpose of capital appreciation as prices tend to rise as interest rates fall. When the Fund invests in fixed income securities for this reason, it may invest in any rated or unrated security.

The Advisor takes into consideration the tax implications on shareholders by trying to balance capital gains and losses resulting from portfolio transactions. Unexpected declines in securities prices sometimes cause the Advisor to take capital losses. Unexpected increases in securities prices sometimes cause the Advisor to take capital gains. Both of these actions are taken with full consideration given to the Fund's current realized and unrealized gain (loss) position and its tax implications to the shareholder.


                                         POLICIES AND NON-PRINCIPAL STRATEGIES

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. Under these conditions, the Fund may place some or all of its assets in cash or cash equivalents in an attempt to preserve capital and avoid potential losses. However, it is possible the Fund may not achieve its investment objective under these circumstances.

Cash balances in excess of daily operating needs are invested in the highest rated commercial paper available through the Fund's custodian.

The Fund may hold cash, cash equivalents, bonds, and/or preferred stocks to the extent deemed prudent to achieve its investment objectives.

The Fund will not at the time of purchase invest more than 5% of its assets in the securities of any one company nor will the Fund buy more than 10% of the voting stock of any one company.

The Fund will not purchase securities of companies if such purchase would cause more than 25% of the Fund's assets to be invested in the securities of companies in any single industry.

The Fund may buy and sell covered (options on securities owned by the Fund) and uncovered (options on securities not owned by the Fund) call and put options which are issued by the Options Clearing Corporation and are listed on national securities exchanges. Generally, options would be used either to generate income or to limit the downside risk of a portfolio holding.

The Fund may buy and sell financial futures contracts and options on such contracts. Futures contracts may be used to implement a number of different hedging strategies.

The Fund's portfolio usually has a low turnover ratio because securities, other than options, are bought and held with long-term goals in view and this normally results in the infrequent replacement of the portfolio's investments. However, the Advisor is free to make any portfolio changes which, in its judgment, are in the best interests of shareholders.

                                                               PRINCIPAL RISKS

MARKET RISK. Stocks prices rise and decline in response to investors' perception of the activities of individual companies and general market and economic conditions. The value of your investment in the Fund will vary from day to day which means that you could lose money. Political upheaval and social unrest, wars, threat of war, and the numerous factors of the human race have an impact on economic conditions. In turn, this influences the decisions to retain different stocks in the portfolio or to reinvest in the stocks of companies which are better suited to a changing or changed environment. The portfolio may suffer losses in this replacement process.

DIVERSIFICATION RISK. The price of an individual security may be more volatile and perform differently from the market as a whole. As the Fund usually owns 20 - 30 stocks, its performance may be more vulnerable to changes in the market value of a single company than funds with more stocks in their portfolios. For example, a portfolio owning 20 stocks of equal value will be influenced twice as much by the fortunes or misfortunes of one company than a portfolio holding 40 stocks of equal value.

INTEREST RATE RISK. Increasing interest rates cause decreases in debt securities' prices and can slow overall economic activity which often leads to lower equity prices. The level of interest rates in the economy is the primary determinant of the level of economic activity which determines if there is growth and at what rate. It determines the level of employment and influences every aspect of economic endeavor. The level of interest rates in every foreign country influences those respective economies which over the long run effect the American economy. Misjudging the trend of interest rates will most likely have a negative effect on the portfolio.


                                                        MANAGEMENT OF THE FUND

The strength of Philadelphia Fund, and any success it may achieve for shareholders, depend chiefly upon the character, experience, and judgment of the persons managing its activities. Baxter Financial Corporation ("BFC" or the "Advisor") provides the Fund with investment advice and recommendations regarding the investment and reinvestment of the Fund's assets. For the fiscal year ended November 30, 2000, the Fund paid BFC total advisory fees equal to
 .75% of the average net assets on an annual basis.

Donald H. Baxter, President, Treasurer, Director, and sole shareholder of the Advisor, is responsible for selecting brokers to execute Fund portfolio transactions and is authorized to place Fund securities transactions with dealers who sell shares of the Fund. Mr. Baxter is primarily responsible for the day to day management of the Fund's portfolio. He has been the Fund's portfolio manager since May, 1987. Mr. Baxter is also President and Director of the Fund and Eagle Growth Shares, Inc., a registered investment company. BFC also serves as investment advisor to institutional and individual investors, including Eagle Growth Shares, Inc.

Under a Distribution Plan approved by the Board of Directors as amended on January 1, 1994, the Fund may make monthly payments of not more than 1/24 of 1% (.5% annually) of the net assets of the Fund to defray: (a) expenses associated with the sale of Fund shares and (b) services to existing shareholders. The service fee, which may not exceed on an annual basis .25% of the average net asset value of the Fund, is intended to defray the cost of providing personal services to the Fund's existing shareholders. For the fiscal year ended November 30, 2000, the Fund paid distribution expenses under the Plan equal to .19% of average net assets. BFC has agreed to waive 12b-1 fees in excess of .15% per annum of the Fund's average net assets until further notice. As a consequence of the Fund's Distribution Plan, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers.


                                                            PURCHASE OF SHARES

The shares of the Fund are readily available through the underwriter of the Fund's shares by completing the Fund Account Application which should be remitted together with payment for the shares to Firstar Bank, N.A., P.O. Box 640110, Cincinnati, OH 45264-0110. Investors who are interested in purchasing shares may also contact the Fund at 1-800-749-9933. The minimum initial investment in the Fund is $1,000, and there is no minimum amount for subsequent investments in the Fund. The Fund retains the right to waive the minimum initial investment at its discretion. Purchases of shares will be made in full and fractional shares calculated to three decimal places. Certificates for shares of stock will not be issued, except upon a written request of the shareholder submitted to American Data Services, Inc. ("ADS") and, if requested, ADS will issue share certificates at no charge. Certificates for fractional shares will not be issued. Shares may also be purchased and sold through securities firms which may charge a service fee or commission for such transactions. No fee or commission is charged on shares which are purchased from or redeemed by the Fund directly.

Once an account is established, subsequent investments should be sent to Firstar Bank, N.A., P.O. Box 640110, Cincinnati, OH 45264-0110. A confirmation will be mailed to the investor showing the shares purchased, the exact price paid for the shares, and the total number of shares that are owned.

Automatic Investment Plan investors and Check Withdrawal Plan investors will receive confirmations of purchases and redemptions of Fund shares on a quarterly basis, not later than five business days after the end of each calendar quarter in which a transaction takes place. The confirmation will show the date of each transaction during the period, number and price paid or received for shares purchased or redeemed, including dividends and distributions, and total number of shares owned by the investor as of the end of the period.


                                                CALCULATION OF NET ASSET VALUE

The price of your Fund shares is based on the Fund's net asset value. The Fund's net asset value is determined using the market price of the Fund's investment securities.

The net asset value is computed as of the close of the New York Stock Exchange, generally 4:00 p.m., New York City time, on each day the New York Stock Exchange is open for trading.

Orders for Fund shares received by the Fund or its underwriter prior to that time are priced at the net asset value next calculated, provided the order is received together with payment for the shares by either the Fund, or the Fund's custodian, prior to such close of the New York Stock Exchange. In addition, new accounts must include a completed account application. Orders received subsequent to the close of the New York Stock Exchange will be priced at the net asset value calculated at the close of the New York Stock Exchange on the next business day. Orders received by Firstar Bank, N.A. directly from investors will be priced as of the next calculation of net asset value after the properly completed order together with payment for the shares is received by Firstar Bank, N.A.


                                                       SPECIAL PURCHASE PLANS

TAX SHELTERED PLANS. The Fund makes available through its underwriter the following Individual Retirement Accounts (IRA):

                           [Bullet] Regular IRA
                           [Bullet] Roth IRA
                           [Bullet] SIMPLE IRA
                           [Bullet] SEP-IRA

For self-employed individuals, partnerships, and corporations there is available through the Fund a prototype Profit Sharing/Money Purchase Pension Plan which has been approved by the Internal Revenue Service.

Forms to establish any of the above plans are available from the Fund or Baxter Financial Corporation.

AUTOMATIC INVESTMENT PLANS. The Automatic Investment Plan enables shareholders to make regular monthly investments in shares through automatic charges to their bank checking accounts. The Fund's $1,000 minimum initial investment shall be waived for Automatic Investment Plan participants making regular monthly payments of at least $50.00 per month.

FREE FLYER PROGRAM. Baxter Financial Corporation, the Fund's Distributor, makes available to qualifying investors a Free Flyer Program which credits the investor with one point for each dollar invested in the Fund. A qualifying investor who accumulates 50,000 points can redeem them for one round-trip coach ticket for travel in North America on any airline up to a maximum ticket price (including all taxes and fees) of $500. A "qualifying investor" means any investor who elects on the Fund investment application form to participate in the Program, except IRA accounts, section 401(k) Plans and other tax-qualified retirement plans which are subject to restrictions under the Employee Retirement Income Security Act of 1974 and, therefore, cannot acquire such awards. More information about the program is available by contacting the Fund at 1-800-749-9933.

Program participants who redeem shares within 12 months after the purchase date and have received a Program airline ticket will be subject to a contingent deferred sales charge ("CDSC") of 1% of the net asset value of the shares at the time of purchase which is equivalent to 1.01% of the net amount invested after the CDSC is deducted. Only shares purchased after the date a shareholder elects to participate in the Program will be subject to the CDSC. The CDSC will be deducted from the redemption proceeds. Participants who redeem shares within 12 months of the purchase date and have not received a Program airline ticket will not be subject to the CDSC. Points associated with those redeemed shares will be removed from the Program and will not be used to determine the participant's eligibility for an airline ticket. All of a Program participant's points in an account expire three years after the last investment of at least $100 in that account.

                                                          REDEMPTION OF SHARES

Investors may redeem their shares by requesting redemption in writing to American Data Services, Inc., 150 Motor Parkway, Suite 109, Hauppauge, NY 11788. Upon redemption, the investor will receive the net asset value of his shares calculated as of the close of the New York Stock Exchange (generally 4:00 p.m. New York City time) following the receipt of properly tendered shares. A proper tender of shares means that if the investor holds share certificates, they must be signed as registered and the signatures must be guaranteed. To redeem shares for which certificates have not been issued - those held for the account of the investor by American Data Services, Inc. - all registered holders must sign and deliver to the Fund or to American Data Services, Inc. a written request for redemption specifying the shares to be redeemed with signatures guaranteed. A guarantee of signature is acceptable if made by a member firm of the New York Stock Exchange or a regional stock exchange, by a trust company, by a commercial bank, by an overseas bank which has a New York City correspondent, by certain credit unions, or by certain savings associations. Any questions regarding which institutions may guarantee signatures should be directed to American Data Services, Inc. at 1-800-525-6201. Neither the Fund nor its underwriter charge any fee on these transactions. The Fund's policy is to pay promptly when shares are presented for redemption; it is obligated to pay within seven days after the date of tender, except when the securities exchanges are closed or an emergency exists.

The Fund  reserves the right, after sending the shareholder at least sixty
(60) days prior written notice, to redeem the shares held by any shareholder if the shareholder's account has been inactive for a period of six (6) months preceding the notice of redemption and the total value of the holder's shares does not exceed $500 as of the proposed redemption date. An account will be considered inactive if no new purchases have been made (excluding shares purchased through the reinvestment of dividends and capital gains) within the specified time period. Any redemptions by the Fund pursuant to this procedure will be at the net asset value of the shares calculated as of the close of the New York Stock Exchange on the stated redemption date and a check for the redemption proceeds will be sent to the shareholder not more than seven (7) days later.

The Fund has reserved the right to redeem Fund shares in kind rather than in cash should this be necessary in accordance with the applicable rules of the Securities and Exchange Commission.

The Fund also makes available a Check Withdrawal Plan about which further information may be obtained by writing or calling the Fund, or by obtaining a copy of the Statement of Additional Information.


                                                      DIVIDENDS, CAPITAL GAINS
                                                      DISTRIBUTIONS, AND TAXES

The Fund intends to pay dividends of its net investment income on a quarterly basis. Any capital gain distributions will be paid annually on approximately December 31st.

If you invest in the Fund shortly before it pays a dividend or makes a capital gain distribution, you may receive some of your investment back in the form of a taxable dividend or distribution.

Dividends and distributions paid to shareholders who are taxpayers are subject to Federal income tax. This is true whether you elect to receive income dividends and capital gains distributions in additional shares of the Fund at net asset value (calculated as of the ex-dividend date)or to receive cash. Dividends, together with distributions of any short-term capital gains, are taxable as ordinary income. Shareholders pay Federal income taxes at long-term capital gains rates on realized long-term capital gains which are distributed to them. Annually, the Fund will provide each shareholder with a statement regarding the tax status of dividends and distributions paid for the year. Dividends and capital gains distributions paid in January ordinarily will be included in the shareholder's income for the previous year. Shareholders who sell Fund shares will realize a gain or loss on those shares based on the difference between the purchase price and the sale price of each share. For shares held less than one year, your gain or loss is considered to be short-term and is taxable as ordinary income. For shares held longer than one year, your gain or loss is considered to be long-term and is taxable at your capital gains rate.

Dividends and distributions paid to shareholders and gains from the sale or exchange of Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

By law, the Fund must withhold 31% of your taxable distributions and redemption proceeds unless you:

     [BULLET] provide your correct social security or taxpayer identification number,
     [BULLET] certify that this number is correct, [BULLET] certify that you are not subject to backup withholding, and [BULLET] certify that you are a U.S. person (including a U.S. resident alien).

The Fund must also withhold if the IRS instructs it to do so.



                                                                   PERFORMANCE

Occasionally, total return data may be included in advertisements pertaining to the Fund. Standardized "total return" of the Fund refers to the average annual compounded rates of return over certain periods of time that would equate the initial amount invested in the Fund to the ending redeemable value of the investment, and includes reinvestment of dividends and distributions over the period for which performance is shown. The Fund may advertise total return figures which shall represent Fund performance over one or more time periods, including (1) one-year to date, and (2) May 1, 1987 to date, the latter being the date on which Mr. Donald H. Baxter assumed exclusive portfolio management responsibilities for the Fund. Non-standardized total return quotations may also be presented along with standardized figures. Such quotations may exclude certain types of deductions, such as certain Fund expenses, which would otherwise reduce total return quotations.

The Fund may also advertise its investment performance by comparison to market indices such as the S&P Index and to mutual fund indices such as those reported by Lipper Analytical Services, Inc. Such indices may group funds by investment objective (in the Fund's case, typically in the "Growth and Income

Funds" category), or may involve a more general ranking reflecting the Fund's overall performance as compared to any number or variety of funds, regardless of investment objective.

                                                        FUND SERVICE PROVIDERS

                            INVESTMENT ADVISOR, ADMINISTRATOR, AND DISTRIBUTOR
                                                  Baxter Financial Corporation
                                         1200 North Federal Highway, Suite 424
                                                    Boca Raton, Florida  33432

                                                                     CUSTODIAN
                                                            Firstar Bank, N.A.
                                                               P.O. Box 640110
                                                     Cincinnati, OH 45264-0110

                                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                                                  American Data Services, Inc.
                                                             150 Motor Parkway
                                                                     Suite 109
                                                           Hauppauge, NY 11788

                                                                 LEGAL COUNSEL
                                         Stradley, Ronon, Stevens & Young, LLP
                                                      2600 One Commerce Square
                                                        Philadelphia, PA 19103

                                                                      AUDITORS
                                              Briggs, Bunting & Dougherty, LLP
                                                    2 Logan Square, Suite 2121
                                                       Philadelphia, PA  19103

                                    PART B


                          PHILADELPHIA FUND, INC.

                      STATEMENT OF ADDITIONAL INFORMATION

                                APRIL 1, 2001

This Statement is not a prospectus, but should be read in conjunction with the Fund's current prospectus (dated April 1, 2001). To obtain the prospectus please write to Philadelphia Fund, Inc., 1200 North Federal Highway, Suite 424, Boca Raton, Florida 33432.

Or call:

        Nationwide                                      1-800-749-9933
        Florida                                         1-561-395-2155

The information required by Item 11 "Fund History" of this Statement of Additional Information is incorporated by reference and is located in the Fund's prospectus under the heading "Fund History". The information required by Item 22 "Financial Statements" of this Statement of Additional Information is incorporated by reference and is located in the Fund's Annual Report dated November 30, 2000.


      TABLE OF CONTENTS                                              PAGE
      -----------------                                              ----



      Investment Goals, Policies and Risks . . . . . . . . . . .      16
      Options Transactions . . . . . . . . . . . . . . . . . . .      17
      Futures Contracts  . . . . . . . . . . . . . . . . . . . .      19
      Taxation of the Fund . . . . . . . . . . . . . . . . . . .      20
      Investment Limitations . . . . . . . . . . . . . . . . . .      21
      Calculation Of Net Asset Value . . . . . . . . . . . . . .      22
      Purchase of Shares . . . . . . . . . . . . . . . . . . . .      23
      Automatic Investment Plan  . . . . . . . . . . . . . . . .      23
      Tax Sheltered Plans  . . . . . . . . . . . . . . . . . . .      23
      Free Flyer Program . . . . . . . . . . . . . . . . . . . .      24
      Redemption of Shares . . . . . . . . . . . . . . . . . . .      25
      Check Withdrawal Plan  . . . . . . . . . . . . . . . . . .      25
      Rights of Ownership. . . . . . . . . . . . . . . . . . . .      26
      Officers and Directors . . . . . . . . . . . . . . . . . .      26
      Brokerage. . . . . . . . . . . . . . . . . . . . . . . . .      28
      Information About the Investment Advisor . . . . . . . . .      29
      Principal Underwriter. . . . . . . . . . . . . . . . . . .      30
      Distribution . . . . . . . . . . . . . . . . . . . . . . .      30
      Independent Certified Public Accountant. . . . . . . . . .      32
      Calculation of Performance Data. . . . . . . . . . . . . .      32
      Comparisons and Advertisements . . . . . . . . . . . . . .      33
      Financial Statements . . . . . . . . . . . . . . . . . . .      34

                     INVESTMENT GOALS, POLICIES AND RISKS
                     ------------------------------------

The Fund is a diversified open end investment company. Securities will be bought with the long-term goals of the Fund in view, and it is the practice of the Fund not to engage in selling portfolio securities on a short-term basis. However, the Fund may dispose of any portfolio securities acquired at any time if, in management's judgment, such action is in the best interests of shareholders. Management will endeavor to apply the flexible investment policy effectively -- making shifts from bonds to stocks, and vice versa, to meet changing conditions. If, for example, all of the portfolio securities were replaced in one year, the portfolio turnover rate would be 100%. It is not anticipated that the Fund's portfolio turnover rate would exceed 100%.
The portfolio turnover rate (the annual rate at which portfolio securities are replaced) for the past five years is set forth in the Annual Report to stockholders for the fiscal year ended November 30, 2000 under "Financial Highlights".

While the following are not considered to be principal policies of the Fund, they may be employed as described herein.

The Fund may invest in fixed income securities which offer opportunities for capital appreciation and income. These securities may be rated B-2 or lower by Moody's Investors Service, Inc. or B- or lower by Standard & Poor's Corporation and are deemed to involve a higher risk level than investment grade debt securities. The Fund may also invest in unrated securities when Baxter Financial Corporation, the Fund's investment advisor ("Advisor"), believes that the terms of the security and the financial condition of the issuer are such that the protection afforded limits risks to a level similar to that of rated securities in which the Fund may invest. Fixed income debt securities offer a potential for capital appreciation because the value of fixed income security generally fluctuates inversely with interest rates.

The Fund has authority to invest up to 20% of its assets in the securities of foreign companies. However, historically the Fund has not invested more than 5% of its assets in foreign securities. Investments in foreign securities involve risks which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign investments may also be affected by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations, and by indigenous economic and political developments. There is also the possibility of nationalization or other government policies or instability which could affect investments in securities of issuers in those nations.

The Fund has authority to buy securities of companies organized as real estate investment trusts ("REITS"). REITS are subject to price fluctuations similar to other investments traded on exchanges. In addition, property values or income produced from properties owned can have an impact on the value of a real estate investment trust.

The Fund is authorized to invest in "restricted securities" (i.e. securities which may not be sold without registration or an exemption from registration under the Securities Act of 1933, as amended). Ordinarily, the Fund does not expect to have more than 5% of the Fund's total net assets invested in restricted securities. The Fund will not purchase such securities if immediately after such purchase more than 15% of the Fund's net assets will be invested in restricted or other illiquid securities. It is possible that the Advisor may not be able to sell an investment in restricted securities when it is determined the investment no longer meets the Fund's objectives. This would cause a negative impact on the value of Fund shares should the restricted security's price decline before the investment can be sold.


                             OPTIONS TRANSACTIONS
                             --------------------

The Fund may sell covered call options (options on securities owned by the Fund) and uncovered call options (options on securities not owned by the
Fund) which are issued by the Options Clearing Corporation and listed on national securities exchanges. This practice may enable the Fund to increase its income because the buyer of the option pays the Fund a sum of cash (a premium) for the option whether or not the buyer ultimately exercises the option. The amount of the premium is determined on the exchange upon which the option is traded, and will depend on various factors, such as the market price and volatility of the underlying securities and the expiration date and exercise price of the option.

Ordinarily, call options would be sold on stocks whose market value is not expected to appreciate above the option exercise price by the expiration date of the option, or when the premium received plus the exercise price of the option exceeds the price at which the Advisor expects the underlying securities to be trading by the expiration date of the option. When the Fund sells an option, it is obligated to deliver the underlying securities until the expiration date of the option (which may be one, two, three, six or nine months from the date the option is issued) if the option is exercised. If the option is exercised, the Fund would deliver the underlying securities to the buyer if the option was a covered option or buy the underlying securities to deliver to the purchaser of the option if the option was uncovered.

The sale of covered call options should enable the Fund to increase its income through the receipt of premium income on the call options it sells. However, the Fund risks limiting potential gains the Fund would otherwise realize if the market value of the underlying securities of a covered call option appreciates above the exercise price of the option because the purchaser will then exercise the option. In the case of uncovered call options, the Fund risks a loss upon closing its option position if the market price of the optioned securities at the time the option is exercised exceeds the exercise price plus the premium received by the Fund.

The Fund may purchase call options when the Advisor believes that the market price of the underlying securities will exceed the strike price of the option, plus the premium the Fund must pay for the option, by the option expiration date. If the market price of the underlying securities appreciates after the option is purchased, the price of the option also will appreciate, thereby affording the Fund the opportunity to resell the option at a profit or, as an alternative, to purchase the underlying securities at the option exercise price anytime until or on the expiration date and retain or resell the underlying securities at their appreciated value. Purchasing call options, however, entails the risk that the market price of the underlying securities may decrease and the market value of the call option will also decrease, and in these circumstances, while the Fund may sell the option, the transaction is likely to result in a loss.

The Fund may also buy and sell put options. For the sale of a put option, the Fund receives a premium, which is determined on the exchange on which the put is traded. The amount of the premium is influenced by the same factors as influence the market price of call options.

The sale of a put option obligates the seller to purchase the underlying securities at the option exercise price anytime until or on the expiration date if the option is exercised. Alternatively, the seller may satisfy its obligation by purchasing an identical put option for delivery to the purchaser of the put option.

The option will be exercised if the market price of the underlying securities is less than the strike price of the option on the expiration date of the option. The Fund may sell put options to obtain premium income on underlying securities whose market price the Advisor expects to increase or remain relatively constant for the duration of the option. They may also be sold when the Advisor believes the underlying securities are an attractive long-term investment, despite a possible short term decline in their market value. In these circumstances, the Fund would purchase the underlying securities pursuant to the option rather than buy an identical put option to close the transaction, if the option is exercised by the buyer.

The Fund also may buy put options to protect against a decline in the market value of underlying securities that are held in the Fund's investment portfolio. In return for paying a premium to the seller of the put option, the Fund acquires the right to sell the underlying securities to the seller of the option at the exercise price, thereby protecting itself against a decline in the market price of the underlying securities. If, however, at the expiration date of the option, the market value of the underlying securities has not declined below the option exercise price, the Fund will not exercise its put option.

Puts and calls also may be used in combination, to hedge investments in underlying securities. For example, if the Fund has bought a call that entitles it to purchase underlying securities at a specified strike price, it may also buy a put, which enables it to sell the same securities at a specified strike price. Put options, as well as call options, are frequently available on identical underlying securities with identical expiration dates, but at different strike prices. In this type of hedging transaction, the Fund might seek to buy a put option whose strike price is higher than the strike price of an otherwise identical call option on the same underlying securities, thereby obtaining the right to buy the underlying securities at a lower price than the price at which it would have the right to sell the securities.

The success of options transactions depends largely on the ability of the Advisor to predict future stock and option movements. Further, an option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or sell only those options for which the Advisor believes there is an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The inability to close-out an option position could result in a loss to the Fund.

When the Fund sells an uncovered call option or a put option, it will be required to maintain in a segregated account with its custodian bank, which will be "marked to market," cash or highly liquid, short-term U.S. government securities in an amount equal to its obligation under the call or put option. With respect to a put option, this will be an amount equal to the price of the underlying securities it will be obligated to buy if the option is exercised. With respect to a call option, it would be the market value of the underlying securities it is obligated to deliver if the option is exercised.


                               FUTURES CONTRACTS
                               -----------------

The Fund may buy and sell financial futures contracts and options on futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of specific securities at a specified future time and at a specified price. Financial futures contracts which are standardized as to maturity date and the underlying financial instruments are traded on national futures exchanges, and include futures contracts on equity securities, debt securities and foreign currencies.

Although index futures contracts by their terms call for settlement in cash, in most cases the contracts are closed out before the settlement date.
Closing out an open futures position is done by taking an opposite position ("buying") a contract which has previously been "sold" or "selling" a contract previously purchased in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the securities underlying futures contracts it holds.

The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts can be substantial, due to the low margin deposits required. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. There is also the risk of loss by the Fund of margin deposits, in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or related option.

The Fund may use financial futures and options thereon to implement a number of hedging strategies. For example, because the purchase of a financial futures contract requires only a relatively small initial margin deposit, the Fund could remain exposed to the market activity of a broad-based number of stocks contained in the futures index, while maintaining liquidity to meet redemptions. Also, the Fund might temporarily invest available cash in stock index futures contracts or options pending investments in securities. These investments entail the risk that an imperfect correlation may exist between changes in the market price of an index futures contract and the value of the securities that comprise the index.

There are also limited risk strategies that involve combinations of options and futures positions. For example, the Fund might purchase a futures contract in anticipation of higher prices while simultaneously buying an option on a futures contract to protect against the risk of lower prices. Further, inasmuch as the Fund may purchase foreign securities which are denominated in foreign currencies, the Fund may purchase foreign currency futures contracts in order to hedge against fluctuations in foreign currency exchange rates.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of "variation" (additional) margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn income on its margin deposits. The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial and variation margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets.

When the Fund has a long position in a futures contract or sells a put option, it must establish a segregated account with its custodian bank containing cash or highly liquid, short-term U.S. government securities in an amount equal to the purchase price of the contract or the strike price of the put option (less any margin on deposit). When the Fund sells a call option on a futures contract, it must establish a segregated account with its custodian bank containing cash or highly liquid, short-term U.S. government securities in an amount that, when added to the amount of the margin deposit, equals the market value of the instruments underlying the call option (but are not less than the strike price of the call option). Minimum initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums.


                             TAXATION OF THE FUND
                             --------------------

The Fund intends to continue to qualify for tax treatment under Subchapter M of the Internal Revenue Code as a regulated investment company and to distribute to shareholders all of its net investment income and realized net capital gains (in excess of any available capital loss carryovers) to relieve the Fund from all Federal income tax. Should the Fund not qualify, it would be subject to Federal, and possibly state, corporate income taxes on its taxable income and gains, and distributions to shareholders would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

Except for transactions the Fund has identified as hedging transactions, the Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

The Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments.

The Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to shareholders.

Redemptions of Fund shares are taxable transactions for federal and state income tax purposes. Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

As stated above, the Fund may invest in securities such as puts, calls, futures contracts, etc. that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise cash for the necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to shareholders by the Fund.


                            INVESTMENT LIMITATIONS
                            ----------------------

The Fund has adopted the following limitations which are designed to reduce certain risks inherent in securities investment and which may be changed only with the approval of the lesser of: (i) at least 67% of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund.

The Fund may not:

         invest more than 5% of its gross assets in securities of any one issuer (except U.S. Government obligations); invest more than 25% in the securities of companies in the same industry; buy more than 10% of the voting securities of any company; borrow or lend money (this policy shall not prohibit the purchasing of debt securities commonly purchased by institutional investors); purchase securities on margin; buy securities to exercise control or management; issue senior securities (except the Fund may buy and sell options); make short sales (the Fund does not consider the sale of an uncovered call option or financial futures contracts to be short sales); encumber its assets to secure debts; buy or sell real estate or real estate mortgage loans, commodities, or commodity contracts (except financial futures contracts and options thereon); underwrite the securities of any other issuer (except when deemed to be a statutory underwriter in connection with the acquisition of "restricted securities"); acquire the securities of any other domestic or foreign investment company (except in connection with a plan of merger or consolidation with or acquisition of substantially all the assets of such other investment company); this policy shall not prevent the Fund from investing in the securities issued by a real estate investment trust, provided that such Trust is not permitted to invest in real estate or interests in real estate other than mortgages or other security interests.

Although changes in the following restrictions are not subject to stockholder approval, the Fund does not intend to: invest more than 15% of its assets in so-called "restricted securities" (i.e. securities which may not be sold without registration or an exemption from registration under the Securities Act of 1933, as amended, securities with a legal or contractual obligation on resale, foreign securities not listed on a recognized domestic or foreign securities exchange, securities which do not have a bona fide market or securities not readily marketable). In purchasing restricted securities, the Fund may be deemed to be a statutory underwriter unless it acquires and disposes of such securities pursuant to an exemption available under the Securities Act of 1933. If an exemption is not available, the Fund may be required to bear the cost of registering such securities. Ordinarily, restricted securities may be acquired at a discount from the market price of similar securities of the issuer and, therefore, in certain instances, may offer greater opportunity for capital appreciation. The method of valuing restricted securities is described under "Calculation of Net Asset Value".

The Fund is authorized to lend its portfolio securities and enter into repurchase agreements. Investments in repurchase agreements involve certain risks. For example, if the seller of the underlying securities defaults on its obligation to repurchase the securities at a time when their value has declined, the Fund may incur a loss upon disposition. If the seller becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and, therefore, subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. While management acknowledges these risks, it believes that they can be controlled through stringent security selection criteria and careful monitoring procedures.


                        CALCULATION OF NET ASSET VALUE
                        ------------------------------

Shares are sold at the Fund's net asset value per share. The net asset value per share is equal to the current market value of the Fund's securities investments, plus cash and other assets, less liabilities, divided by the number of the Fund's outstanding shares (adjusted to the nearest cent). Portfolio securities traded on a securities exchange or the Nasdaq National Market System ("Nasdaq") are valued at the closing sales price on the market on which they are principally traded. Securities traded over-the-counter, except those that are quoted on Nasdaq, are valued at the prevailing quoted bid price. Other assets and securities for which no quotations are readily available, including restricted securities, are valued at fair value, as determined in good faith by the Board of Directors, or a delegated person acting pursuant to the directions of the Board. The method of valuing assets and securities for which no quotations are available, including restricted securities, will be reviewed at appropriate intervals by the Board.


                              PURCHASE OF SHARES
                              ------------------

The Fund calculates the net asset value per share at the close of the New York Stock Exchange on days when the New York Stock Exchange is open. On other days, the Fund will generally be closed and pricing calculations will not be made. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders for redemption and purchase will not be processed if received when the Fund is not open for business.

The Fund will not knowingly sell its shares where, after the sale, such shares would be owned directly, indirectly, or through a unit investment trust by another investment company, whether a foreign or domestic in the amount of 3% or more, or by an individual or any kind of entity, owning directly, indirectly, or through a unit investment trust in the amount of 5% or more of the then outstanding shares of the Fund. However, this shall not prevent the holding by the Custodian for Philadelphia Fund Investing Programs (a unit investment trust for accumulation of shares of the Fund) or by Philadelphia Fund International Limited required to service their respective security holders.


                          AUTOMATIC INVESTMENT PLAN
                          -------------------------

The Automatic Investment Plan enables shareholders to make regular monthly investments in shares through automatic charges to their bank checking accounts. With shareholder authorization and bank approval, Firstar Bank, N.A. will automatically charge the bank account for the amount specified, which will be automatically invested in shares at the net asset value on the date specified by the shareholder. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a quarterly confirmation statement showing the transactions during the calendar quarter. Participation in the plan will begin within 30 days after receipt of a completed section 7 of the Account Application and a voided check from your checking account. If your bank account cannot be charged due to insufficient funds, a stop payment order, or the closing of your bank account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788.


                              TAX SHELTERED PLANS
                              -------------------

For self-employed individuals, partnerships, and corporations there is available through the Fund a prototype Profit Sharing/Money Purchase Pension Plan which has been approved by the Internal Revenue Service. The Profit Sharing Plan permits an employer to make tax-deductible investments in the

Fund on behalf of each participant up to the lesser of 15% of each participant's earned income (or compensation), or $30,000. The Money Purchase Pension Plan permits an employer to make tax-deductible contributions on behalf of each participant up to the lesser of 25% of earned income (or compensation), or $30,000. If an employer adopts both the Profit Sharing Plan and the Money Purchase Pension Plan, deductible contributions to both plans, in the aggregate, may be made on behalf of each participant up to the lesser of 25% of earned income (or compensation), or $30,000. Also, the Fund makes available an Individual Retirement Account (IRA) which permits tax-deductible investments in the Fund by certain taxpayers up to $2,000 per year. All taxpayers may make nondeductible IRA contributions up to $2,000 to a separate account whether or not they are eligible for a deductible contribution. The minimum amount which must be contributed to establish an IRA account is $1,000, and there is a $250 minimum investment amount required to establish a Spousal IRA account. Dividends and capital gains distributions paid on Fund shares held in a retirement plan or an IRA will be reinvested at net asset value and accumulate free from tax until withdrawn.

The Fund also makes available a "Roth IRA" - which permits nondeductible investments in the Fund by certain taxpayers up to $2,000 per tax year. If the Roth IRA is maintained for at least a five-year period beginning with the first tax year for which a contribution to the Roth IRA was made, distributions from the Roth IRA after age 59-1/2 or under certain other circumstances will be completely tax free.

An annual limit of $2,000 applies to contributions to regular and Roth IRAs. For example, if a taxpayer contributes $2,000 to a regular IRA for a year, he or she may not make any contribution to a Roth IRA for that year.

Forms to establish an IRA or Profit Sharing/Money Purchase Pension Plan are available from the Fund or Baxter Financial Corporation.


                              FREE FLYER PROGRAM
                              ------------------

Baxter Financial Corporation, the Fund's distributor (the "Distributor"), makes available to qualifying investors a Free Flyer Program which credits the investor with one point for each dollar invested in the Fund. A qualifying investor who accumulates 50,000 points can redeem them for one round-trip coach ticket for travel in North America on any airline up to a maximum ticket price (including all taxes and fees) of $500. Dividends and capital gains distributions that are reinvested in Fund shares will not count toward the total points necessary to obtain a ticket. A qualifying investor may earn only up to a maximum of 1,000,000 points in any calendar year. All of a Program participant's points in an account expire three years after the last investment of at least $100 in that account. Points are not transferable or redeemable for cash.

A "qualifying investor" means any investor who elects on the Fund investment application form to participate in the Program, except IRA accounts, section 401(k) Plans and other tax-qualified retirement plans which are subject to restrictions under the Employees Retirement Income Security Act of 1974 and, therefore, cannot acquire such awards.

Program participants who redeem shares within 12 months after the purchase date and have received a program airline ticket will be subject to a contingent deferred sales charge ("CDSC") of one percent of the net asset value of the shares at the time of purchase. Only shares purchased after the date a shareholder elects to participate in the Program will be subject to the CDSC. The CDSC will be deducted from the redemption proceeds Points associated with those redeemed shares will be removed from the Program and will not be used to determine the participant's eligibility for an airline ticket.

Money reinvested in the Fund within two months after a redemption will not count toward accumulation of Program points. However, any money invested in excess of the amount redeemed will accumulate Program points.

The Distributor will inform investors who receive points under the Program of the Distributor's estimate of the fair market value of the points, and that the investor's tax basis in the shares should be adjusted downward by the fair market value of the points as an adjustment of such investor's purchase price for the shares. Investors who participate in the Program should consult their tax advisors to determine the tax consequences that such a basis adjustment will have when they dispose of their Fund shares. Baxter Financial is free to alter or cancel the program at any time at its sole discretion.


                             REDEMPTION OF SHARES
                             --------------------

Payments for shares redeemed, or the right of redemption, may be suspended for any period during which the New York Stock Exchange is closed, other than customary week-end and holiday closings or during which, by order of the Securities and Exchange Commission (the "Commission"), trading on the New York Stock Exchange is restricted, or for any period during which an emergency, as determined by order of the Commission, exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the values of its net assets, or for such other periods as the Commission may, by order, permit for the protection of security holders of the Fund.


                            CHECK WITHDRAWAL PLAN
                            ---------------------

An investor with a minimum account balance of $5,000 who is not currently participating in the Automatic Investment Plan may have sufficient Fund shares automatically redeemed at regular monthly or quarterly intervals to provide payments of $25 or more. This minimum amount is not necessarily a recommended amount. The privilege may be exercised by a written request to American Data Services, Inc. specifying the amount of the check to be received each month (or each quarter as desired). Share certificates cannot be issued while the Plan is in effect. With the custodian's approval, payment amounts may be revised at any time by the investor. All shares owned or purchased will be credited to the Check Withdrawal Plan and a sufficient number of shares will be sold from the investor's account to meet the requested withdrawal payments. All income dividends and capital gains distributions on shares held will be reinvested in additional shares at net asset value on the ex-dividend date. Since the withdrawal payments represent the proceeds from the sales of shares, there will be a reduction of invested capital to the extent that the withdrawal payments exceed the income dividends and capital gains distributions paid and reinvested in shares held in the account. While no charge is contemplated on each withdrawal payment at present, the right is reserved at any future time to deduct $1.00 from each withdrawal payment. At present, the expenses are paid by the Fund. This Plan, upon written notice to the Custodian, can be terminated at any time without penalty. Any subsequent investments in this type of plan must be $1,000 or more.


                             RIGHTS OF OWNERSHIP
                             -------------------

Each share of the Fund's common stock has an equal interest in the Fund's assets, net investment income, and in any net capital gains realized by the Fund. Each share is entitled to one vote. The shares are non-assessable, fully transferable, and redeemable at the option of the shareholder. The shares typically may be sold only for cash, except to acquire the major portion of the assets of another investment company. The shares have no conversion, preemptive, or other subscription rights. Shareholders having questions about the Fund or their accounts may call or write to the Fund at its telephone number or address shown on the cover of this Statement of Additional Information.

Ordinarily, the Fund does not intend to hold an annual meeting of shareholders in any year except when required under the Investment Company Act of 1940 (the "1940 Act").


                            OFFICERS AND DIRECTORS
                            ----------------------

The Board of Directors, guided by the recommendations of the Advisor, establish the broad investment policy and, under Maryland law, are responsible to oversee the management of the Fund.

The names, ages, and addresses of the officers and directors of the Fund, and their principal business occupations for the past five years are listed below. All officers and directors hold identical positions with Eagle Growth Shares Inc., a registered investment company, and with the Fund. Each Director who is an "interested person" of the Fund, as defined in Section 2(a)(19) of the 1940 Act, is indicated by an asterisk. All of the officers and directors aggregately own less than 1% of the outstanding securities of the Fund.


Kenneth W. McArthur, Director (65)
93 Riverwood Parkway, Toronto, Ontario, Canada, M8Y 4E4

Chairman, Shurway Capital Corp. (private investment company); formerly, Vice President and Director, Nesbitt Investment Management; formerly, President, Chief Executive Officer, and Director, Fahnestock & Co., Inc. (securities brokerage); formerly, Senior Vice President and Chief Financial Officer, Nesbitt Thomson Inc. (holding company).


Donald H. Baxter, Director and President* (57)
1200 North Federal Highway, Suite 424, Boca Raton, Florida  33432

Director, President, and Treasurer, Baxter Financial Corporation; formerly, Director, Sunol Molecular Corp. (biotechnology); formerly, Director, Great Eastern Bank; Formerly, Managing Member, Crown Capital Asia Limited Liability Company (private investment company); formerly, Managing Member, Baxter Biotech Ventures Limited Company (private investment company); formerly, Portfolio Manager, Nesbitt Thomson Asset Management, Inc.

Donald P. Parson, Director* (59)
c/o Satterlee Stephens Burke & Burke LLP, 230 Park Avenue, New York, NY 10169

Counsel, Satterlee Stephens Burke & Burke LLP; Director, Home Diagnostics, Inc. (medical device company); Chairman of the Board, Syracuse University College of Law; formerly, Partner, Parson & Brown, Attorneys at Law; formerly, Director, ITSN, Inc. (interactive satellite kiosks); formerly, Partner, Whitman & Ransom, Attorneys at Law.


Robert L. Meyer, Director (60)
c/o Ehrlich Meyer  Associates, Inc., 25 Griffin Avenue,
P.O. Box 496, Bedford Hills, NY  10507

President, Ehrlich Meyer Associates, Inc.; formerly, Principal Officer, Convergent Capital Corporation (holding company); formerly, Director, Vice President, and Senior Vice President, Fahnestock & Co., Inc.


James Keogh, Director (84)
202 West Lyon Farm Drive, Greenwich, CT 06831

Writer/Editor; formerly, Executive Editor, TIME (newsmagazine); formerly, Director, United States Information Agency; formerly, Executive Director, The Business Round Table.


Thomas J. Flaherty, Director (76)
400 Ocean Road, House No. 175, Vero Beach, FL  32963

Retired. Formerly, Executive Vice President, Philadelphia Fund, Inc.; formerly, President, Eagle Growth Shares, Inc.; formerly, President and Director, Universal Programs, Inc. and Eagle Advisory Corporation (investment advisors); formerly, partner Fahnestock & Co.


Ronald F. Rohe, Vice President, Secretary, and Treasurer (58)
1200 North Federal Highway, Suite 424, Boca Raton, Florida 33432

Chief Operating Officer and Marketing Director, Baxter Financial Corporation; formerly, registered representative, Paine Webber Incorporated.


Each director, except Donald H. Baxter, receives from the Philadelphia Fund a $2,000 annual fee and $1,150 for each quarterly Board of Directors meeting attended. Donald H. Baxter does not receive any annual or meeting fees as a director. Thomas J. Flaherty, a director and former officer of the Fund, receives a monthly pension from the Fund which amounted on an annual basis to $12,500 for the year ended November 30, 2000. Donald P. Parson, a director of the Fund, is of counsel with the firm Satterlee Stephens Burke & Burke which handles miscellaneous New York litigation for the Fund. In addition, each director, except Donald H. Baxter, receives $50 from Eagle Growth Shares for each quarterly Board of Director's meeting they attend.

_______________________________________________________________________________
|COMPENSATION TABLE                                                           |
|for the fiscal year ended 11/30/00                                           |
|----------------------------------       Pension or                          |
|                                         Retirement                          |
|                                         Benefits   Estimated   Total        |
|                                         Accrued    Annual      Compensation |
|                           Aggregate     as part    Benefits    from Fund and|
|                           Compensation  of Fund    Upon        Eagle Growth |
|Name, Position             From Fund     Expenses   Retirement  Shares, Inc. |
|_____________________________________________________________________________|
|Thomas J. Flaherty, Director   $6,600    $12,500                  $6,800     |
|-----------------------------------------------------------------------------|
|James Keogh, Director          $6,600                             $6,800     |
|-----------------------------------------------------------------------------|
|Kenneth W. McArthur, Director  $6,600                             $6,800     |
|-----------------------------------------------------------------------------|
|Robert L. Meyer, Director      $6,600                             $6,800     |
|-----------------------------------------------------------------------------|
|Donald P. Parson, Director     $6,600                             $6,800     |
|-----------------------------------------------------------------------------|

The Fund and Baxter Financial Corporation, the Fund's investment advisor and principal underwriter, have adopted codes of ethics under rule 17j-1 of the Investment Company Act. Those codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund provided that the Fund is not at the same time purchasing or selling or considering purchasing or selling the same securities or the President of the Fund approves the transactions because there is deemed to exist only a remote possibility of a conflict of interest.


                                  BROKERAGE
                                  ---------

Donald H. Baxter, President of Baxter Financial Corporation, the Fund's investment advisor and principal underwriter, is responsible for the selection of brokers to execute Fund portfolio transactions. Mr. Baxter seeks to obtain the best price and execution of Fund portfolio transactions and selects brokers with this goal in mind. In selecting brokers, Mr. Baxter also considers the commission rate being paid by the Fund. Commissions on listed securities are based on competitive rates, and Mr. Baxter seeks assurance that the commissions paid by the Fund are reasonable in relation to the rates paid by other similar institutions which are comparable in size and portfolio characteristics to the Fund, and commensurate with the services being provided by the broker. To accomplish this, Mr. Baxter negotiates commission levels with brokers with whom the Fund does business; compares the quoted commission level, and applies his own knowledge regarding the general levels of commissions prevailing from time to time. Baxter Financial Corporation is authorized to allocate brokerage transactions to dealers that have sold Fund shares. Such transactions are subject to the requirement to seek to obtain the best price and execution. Mr. Baxter also considers the value of research services provided to the Fund by these brokers. Mr. Baxter is permitted to pay a higher commission than another broker might charge when, in his good faith judgment, such commission is reasonable in relation to the value of research or brokerage services provided by such broker. During fiscal year ended November 30, 2000, the Fund paid total brokerage commissions of $47,028 to brokers that provided research services.

Receipt of research information, including statistical and market analyses, economic and financial studies from other securities firms, electronic quotation services, and on-line electronic analysis software, enables the Advisor to supplement its own research and analysis activities by taking available views of other securities firms and is a factor considered in selecting brokers for the Fund. Allocations of brokerage for the receipt of research and statistical information are made in the best judgment of Mr. Baxter and not in accordance with any formula.

Baxter Financial Corporation serves as investment advisor to two registered investment companies, the Fund and Eagle Growth Shares, Inc., and manages various institutional and individual investors. Receipt of research information by Baxter Financial Corporation may also be of benefit to Eagle Growth Shares, Inc. and these other private accounts.

During the fiscal years ended November 30, 2000, 1999, and 1998, the Fund paid total brokerage commissions of $682,578, $853,627, and $379,791, respectively. The decreased level of commissions incurred by the Fund in 2000 was due to the portfolio manager's more defensive investment posture. The Fund increased its holdings of U.S. Treasury Bonds by $25 million due to the portfolio manager's belief that equity prices in general would decline. This action left less funds available for equity investment resulting in lower equity commissions while increasing the portfolio turnover rate. The increased level of commissions incurred by the Fund in 1999 was due to the portfolio manager's decision to take profits in a rising market. Rising prices provided the opportunity for capital gains while other issues provided desirable alternative investment vehicles. In addition, the portfolio manager offset some of those gains by realizing losses.

On over-the-counter transactions the Fund generally deals with the principal market makers and no commissions are paid to a broker except in situations where execution through the broker is likely to result in a savings to the Fund.


                   INFORMATION ABOUT THE INVESTMENT ADVISOR
                   ----------------------------------------

The Advisor receives an investment advisory fee from the Fund which, on an annual basis, equals .75 percent of the net assets of the Fund not exceeding $200,000,000. The rate of this annual fee is reduced to .625 percent on net assets in excess of $200,000,000 but less than $400,000,000, and to .50 percent on net assets in excess of $400,000,000. The fee is payable monthly, based on the month-end net asset value of the Fund, at 1/12th of the annual fee rate. As of November 30, 2000, the net assets of the Fund were $96,203,244. For the fiscal year ended November 30, 2000, the Fund paid the Advisor total advisory fees equal on an annual basis to .75% of the average net assets.

During the fiscal years ended November 30, 2000, 1999, and 1998, the Fund paid investment advisory fees to the Advisor totaling $726,396, $851,663, and $886,634, respectively.

The Investment Advisory Agreement (the "Advisory Agreement") between Baxter Financial Corporation and the Fund was approved by the Fund's shareholders on March 19, 1991 and became effective on April 1, 1991. The Advisory Agreement requires the Advisor to provide the Fund with a continuous review of and recommendations regarding investment of the Fund's assets.

The Advisor is also responsible for providing the Fund with administrative services, such as clerical and secretarial personnel and facilities, necessary to administer the affairs of the Fund, pursuant to an Administration
Agreement between the Fund and the Advisor. For these services, the Fund pays the Advisor a fee which is equal on an annual basis to .25 percent of the net assets of the Fund. All services provided by the Advisor are subject to the approval and the overall supervision of the Fund's Board of Directors.

During the fiscal years ended November 30, 2000, 1999, and 1998, the Fund paid administration fees totaling $242,132, $283,888, and $295,736, respectively, to Baxter Financial Corporation.

The current Administration Agreement between the Fund and Baxter Financial Corporation requires Baxter Financial Corporation to supervise and provide for the administrative operations of the Fund, including the provision of office space, utilities, equipment, and clerical, secretarial, and administrative personnel.

The Fund pays all of its own operating expenses, including: custodian and transfer agent fees, insurance premiums, registration fees, cost of Directors' and stockholders' meetings, distribution expenses, legal and accounting fees, printing, and postage. Firstar Bank, N.A. acts as the Fund's custodian. American Data Services, Inc. acts as transfer agent, dividend paying agent, and provides the Fund with certain accounting services.


                            PRINCIPAL UNDERWRITER
                            ---------------------

The Fund's shares are offered, without a sales charge, on a continuous and "best efforts" basis by Baxter Financial Corporation, the Fund's principal underwriter.


                                 DISTRIBUTION
                                 ------------

The Board of Directors and stockholders of the Fund approved a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940 (the "Distribution Plan") which provides for payment by the Fund of expenses related to the distribution of Fund shares. Under the Distribution Plan the Fund may make payments in any month in an amount not greater than 1/24th of 1% of the net asset value of the Fund (.5% on an annual basis) based on the net asset value calculated on the last business day of each month. Payment may be made on either a compensatory or reimbursement basis as determined by the Board of Directors. Baxter Financial Corporation ("BFC") has agreed to wave fees in excess of .15% per annum until further notice.

Distribution payments may be made by the Fund directly or to Baxter Financial Corporation for any advertising and promotional expenses incurred which further the sale and distribution of Fund shares, including the incremental costs of printing prospectuses, statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Fund; the costs of preparing and distributing any supplemental sales literature; costs of radio, television, newspaper and other advertising; telecommunications expenses, including the costs of telephones, telephone lines and other communications equipment used in the sale of Fund shares, the salary of a Marketing Director and related support personnel, the costs of sales seminars, the costs of maintaining an office for the sale of the Fund's shares, and to defray the costs of such other products or services to be used to sell, or further the sale of, Fund shares, as may be approved by the Board of Directors of the Fund. Payments under the Distribution Plan to Baxter Financial Corporation are for actual costs and expenses incurred or to be incurred by Baxter Financial Corporation in connection with the distribution of Fund shares. Payments to dealers may include commissions and "trail commissions" or service fees for services in connection with the sale or retention of Fund shares. Payments may not be used to defray the overhead expense of Baxter Financial Corporation, interest, or for the carry forward of expenses which are incurred which would be in excess of the expense ceiling (.5% annually) in expectation of payment under the Plan in future years.

During fiscal year ended November 30, 2000, the Fund paid out a total of $186,265 under the Distribution Plan. Of that amount $170,408 was a service fee to provide shareholders of the Fund (including persons who are indirect shareholders through ownership of Philadelphia Fund Investing Programs) with personal services, including advice and information regarding their share accounts, such as information regarding account activity and other related information; the application and use of the prototype retirement plans of the Fund; a semiannual newsletter; assistance with questions regarding the Fund's transfer agent; and other information and services, including the personnel, communications equipment, office space, and supplies to provide such specified services. The remaining $15,857 paid out by the Fund was attributable to marketing salaries.

The Distribution Plan may be continued for one year terms if approved at least annually by a majority vote, cast in person, of both the Board of Directors and those Directors who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940 (the "Disinterested Directors"), at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan may be terminated at any time, without penalty, by a vote of a majority of the Fund's Disinterested Directors, or by vote of a majority of the outstanding voting securities of the Fund. The Distribution Plan terminates automatically in the event of an "assignment" of the Plan as defined in section 2(a)(4) of the Investment Company Act of 1940. Also, while the Distribution Plan remains in effect the nomination of the Disinterested Directors of the Fund is committed to the discretion of such Directors.

The Board of Directors believes there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders in light of the perceived need to increase the sale of Fund shares. The benefits that would accrue to the Fund by an increase in the level of sales of Fund shares are that the Fund would have the ability to expand the investment opportunities available to it with increased cash, certain costs of operation would be decreased in proportion to the size of the Fund, and the Fund could benefit from a scaled-down advisory fee rate if the Fund's net assets grow to exceed $200,000,000 (a decrease from an annual fee of .75% to .625% of those assets in excess of $200,000,000). Mr. Baxter, President and sole stockholder of Baxter Financial Corporation, investment advisor of the Fund and underwriter, would also benefit from increased sales of Fund Shares.

The Distribution Plan provides that out of the total maximum distribution fee payable , which is .5% of the net assets value of the Fund on an annual basis, a monthly fee, equal on an annual basis to .25% of the net asset value of the Fund, will be paid to BFC for providing shareholders of the Fund, with personal services, including advice and information regarding their share accounts, the application and use of the prototype retirement plans of the Fund, a periodic newsletter, assistance with questions regarding the Fund's transfer agent, and other information and services designed to retain the loyalty of shareholders to the Fund and enhance the likelihood that the shareholders will refrain from redeeming their shares. In connection with the foregoing, BFC is required to provide personnel, communications equipment and other facilities, including office space, supplies and the like, and, in its discretion, may make payments to broker-dealers that are registered under the Securities Act of 1934 and members of the National Association of Securities Dealers, Inc. ("NASD"), for providing shareholders of the Fund with services that are similar to those described above.

An NASD rule has reduced and may continue to reduce the amount that the Fund may pay for sales-related expenses under the Distribution Plan.


                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANT
                   ---------------------------------------

Briggs, Bunting & Dougherty, LLP, Philadelphia PA, serve as the independent certified public accountant of the Fund. As such, that firm conducts audits of the Fund's annual and semi-annual reports to stockholders and prepares the Fund's tax returns.


                       CALCULATION OF PERFORMANCE DATA
                       -------------------------------

Following are quotations of the annualized total returns for the one, five, and ten year periods ended November 30, 2000 using the standardized method of calculation pursuant to Securities and Exchange Commission guidelines:

                         Average Annual Total Returns
                         ----------------------------
                   One-Year.....................     -1.88%
                   Five-Year....................     11.58%
                   Ten-Year.....................     11.77%

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compounded rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period, less any recurring fees charged to a shareholder account. The results are annualized and presented accordingly. The calculation assumes that the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five, and ten year period and the deduction of all applicable charges and fees.

The Securities and Exchange Commission guidelines provide that "average annual total return" be computed according to the following formula:

                                        n
                               P (1 + T)  = ERV

Where:

     P    =    a hypothetical initial payment of $1,000

     T    =    average annual total return

     n    =    number of years

     ERV  =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof).


Non-standardized performance figures may also be presented in connection with Fund advertisements. Performance figures calculated in this manner may exclude charges which might otherwise reduce return figures, including, for example, the sales performance over periods of time other than the one, five, and ten year periods. Non-standardized total return figures, when furnished, shall be accompanied by standardized total return figures which shall reflect Fund performance over the following time periods: (1) one-year to date and May 1, 1987 to date, the latter being the date on which Mr. Donald H. Baxter assumed exclusive portfolio management responsibilities pertaining to the Fund, or (2) one, five, and ten year periods as of the most recent fiscal year end of the Fund. However, notwithstanding the foregoing, standardized total return figures for one, five, and ten year periods shall always be presented in the Fund's Statement of Additional Information.


                        COMPARISONS AND ADVERTISEMENTS
                        ------------------------------

To help investors better evaluate how an investment in the Fund might satisfy their investment objective, Fund advertisements may discuss total return as reported by various financial publications, or advertisements may also compare total return to total return as reported by other investments, indices, and averages. Without limitation, the following publications, indices, and averages may be used:


     (a) Dow Jones Composite Average or its component averages -- an unmanaged index presently composed of 30 industrial corporation stocks (Dow Jones Industrial Average), 15 utility company stocks and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

     (b) Standard & Poor's 500 Stock Index -- an unmanaged index presently composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

     (c) The New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.

     (d) Lipper -- Mutual Fund Performance Analysis and Lipper Mutual Fund Indices -- measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

     (e) Financial publications, including Business Week, Changing Times, Financial World, Forbes, Fortune, Money Magazine, Wall Street Journal, and Barron's, which rate fund performance over various time periods.


                             FINANCIAL STATEMENTS
                             --------------------

The financial statements of the Fund for the fiscal year ended November 30, 2000, including the Portfolio of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Notes to Financial Statements, Financial Highlights, and Independent Auditor's Report, as set forth in the Fund's Annual Report to Stockholders for fiscal year ended November 30, 2000, are incorporated herein by reference.

                                    PART C
                                    ------

Other Information
-----------------

Item 23.  Exhibits
--------  ---------------------------------

     (a)  Certificate of Incorporation.

          Incorporated herein by reference to Exhibit 24 (b)(1) to Post-Effective Amendment No. 74 to the Registration Statement under the Securities Act of 1933

     (b)  By-Laws, as amended.

          Incorporated herein by reference to Exhibit 24 (b)(2) to Post-Effective Amendment No. 75 to the Registration Statement under the Securities Act of 1933

     (c)  Specimen of Certificate of Common Stock.

          Incorporated herein by reference to Exhibit 24 (b) (4) to Post-Effective Amendment No. 74 to the Registration Statement under the Securities Act of 1933

     (d)  Investment Advisory Agreement.

          Incorporated herein by reference to Exhibit 24 (b) (5) to Post-Effective Amendment No. 73 to the Registration Statement under the Securities Act of 1933

     (e)  Distribution Agreement with Baxter Financial Corporation.

          Incorporated herein by reference to Exhibit 24 (b) (6) to Post-Effective Amendment No. 73 to the Registration Statement under the Securities Act of 1933

     (f) The former Executive Vice President who is also a Director, receives a pension of $12,500 annually. The pension arrangements are not set forth in formal documents.

     (g)  Custody Agreement with Star Bank, N.A.

          Incorporated herein by reference to Exhibit 24 (b) (8) to Post-Effective Amendment No. 73 to the Registration Statement under the Securities Act of 1933

     (h)  Administration Agreement and Amendment to Administration Agreement.

          Incorporated herein by reference to Exhibit 24 (b) (9) to Post-Effective Amendment No. 73 to the Registration Statement under the Securities Act of 1933

     (h)(1) Transfer Agency and Service Agreement with American Data Services, Inc.

            Incorporated herein by reference to Exhibit 24 (b) (9a) to Post-Effective Amendment No. 73 to the Registration Statement under the Securities Act of 1933

     (h)(2) Fund Accounting Services Agreement with American Data
            Services, Inc.

            Incorporated herein by reference to Exhibit 24 (b) (9b) to Post-Effective Amendment No. 73 to the Registration Statement under the Securities Act of 1933

     (i)  Opinion of Counsel

     (j)  Consent of Briggs, Bunting & Dougherty, LLP
          Independent Certified Public Accountants.

     (k)  None.

     (l)  None.

     (m)  Distribution Plan, as amended

          Incorporated herein by reference to Exhibit 24 (b) (15) to Post-Effective Amendment No. 73 to the Registration Statement under the Securities Act of 1933

     (n)  None.

     (o)  Reserved.

     (p)  Philadelphia Fund Code of Ethics

          Incorporated herein by reference to Exhibit 23 (p) to Post-Effective Amendment No. 77 to the Registration Statement under the Securities Act of 1933

     (p)(1) Baxter Financial Corporation Code of Ethics

          Incorporated herein by reference to Exhibit 23 (p)(1) to Post-Effective Amendment No. 77 to the Registration Statement under the Securities Act of 1933


Item 24.   Persons Controlled by or Under Common Control with Registrant
--------   -------------------------------------------------------------

           Not applicable; no person either directly or indirectly is controlled by or under common control with the registrant.

Item 25.   Indemnification.
--------   ----------------

           Section 54 of the Registrant's By-Laws provides for indemnification, as set forth below.

           With respect to the indemnification of the Officers and Directors of the Corporation:

           (a) The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under section 2-418 of the Maryland General Corporation law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection
                (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

           (b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

           (c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.


Item 26.  Business and Other Connection of Investment Advisor.
--------  ----------------------------------------------------
          Baxter Financial Corporation is investment advisor to the Registrant, to Eagle Growth Shares, Inc., and to institutional and individual investment accounts; and acts as underwriter of Shares of the Fund and of Eagle Growth Shares, Inc.

DONALD H. BAXTER - Director, President and Treasurer, Baxter Financial Corporation; President and Director, Eagle Growth Shares, Inc. and Philadelphia Fund, Inc.; formerly, Director, Sunol Molecular Corp. (biotechnology); formerly, Director, Great Eastern Bank; formerly Managing Member, Crown Capital Asia Limited Liability Company; formerly, Managing Member, Baxter Biotech Ventures Limited Company.

RONALD F. ROHE - Chief Operating Officer, Baxter Financial Corporation; Vice President, Eagle Growth Shares, Inc. and Philadelphia Fund, Inc.; formerly, Registered Representative, Paine Webber Inc.

The address of Baxter Financial Corporation, Eagle Growth Shares, Inc. and Philadelphia Fund, Inc. is 1200 North Federal Highway, Suite 424, Boca Raton, FL 33432.


Item 27.  Principal Underwriters.
--------  -----------------------

           (a) Baxter Financial Corporation, 1200 North Federal Highway, Suite 424, Boca Raton, FL 33432 serves as principal underwriter of the Fund. Baxter Financial Corporation also serves as underwriter of shares of Eagle Growth Shares, Inc. Baxter Financial Corporation also serves as investment adviser to the Fund, Eagle Growth Shares, Inc., and to private investment accounts.

           (b)  See Item 26.

           (c)  Not applicable


Item 28.  Location for Accounts and Records.
--------  ----------------------------------

          All books and records of the Registrant are maintained and are in the possession of the Fund, at 1200 North Federal Highway, Suite 424, Boca Raton, Florida 33432, except those which are kept by Firstar Bank, N.A., the Fund's custodian, and American Data Services, Inc., the Fund's transfer agent and dividend disbursing agent.


Item 29.  Management Services.
--------  --------------------

          NONE.


Item 30.  Undertakings.
--------  -------------

          Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the registrant's latest Annual Report to Stockholders without charge.

                                  SIGNATURES
                                  ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Philadelphia Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to its Registration Statement (Commission File Nos. 2-10698 and 811-505) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boca Raton, and the State of Florida on the 28th day of March, 2001.

                                Philadelphia Fund, Inc.
                                    (Registrant)

                                By:/s/Donald H. Baxter
                                ----------------------------
                                Donald H. Baxter,  President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement (File No. 2-10698) has been signed below by the following persons in the capacity and on the date indicated.


Signature                      Title                       Date
---------                      -----                       ----
                           President, Principal
/s/Donald H. Baxter        Executive Officer and       March 12, 2001
----------------------     Director
Donald H. Baxter

/s/Ronald F. Rohe          Treasurer, Principal        March 12, 2001
----------------------     Financial Officer
Ronald F. Rohe

/s/Kenneth W. McArthur     Director                    March 12, 2001
----------------------
Kenneth W. McArthur

/s/Donald P. Parson        Director                    March 12, 2001
----------------------
Donald P. Parson

/s/Robert L. Meyer         Director                    March 12, 2001
----------------------
Robert L. Meyer

/s/James Keogh             Director                    March 12, 2001
----------------------
James Keogh

/s/Thomas J. Flaherty      Director                    March 12, 2001
----------------------
Thomas J. Flaherty

                                 EXHIBIT INDEX
                                 -------------

                                                                         PAGE
                                                                         ----


Item 23(i)           Opinion of Counsel                                   41

Item 23(j)           Consent of Briggs, Bunting & Dougherty, LLP          42

                                 Law Office

                     STRADLEY, RONON, STEVENS & YOUNG, LLP


                           2600 One Commerce Square
                     Philadelphia, Pennsylvania 19103-7098
                                (215) 564-8000

Direct Dial: (215) 564-8027


                                March 27, 2001


Board of Directors
Philadelphia Fund, Inc.
1200 North Federal Highway
Suite 424
Boca Raton, FL  33432

Gentlemen:

          We have examined the Articles of Incorporation of Philadelphia Fund, Inc. (the "Fund"), a corporation organized under Maryland law, and its by-laws, both as amended to date, the registration statement filed by the Fund under the Securities Act of 1933, as amended ("Registration Statement"), and such records of the various pertinent corporate proceedings as we deem material to this opinion. As of the date hereof, the Fund is authorized to issue an aggregate of 30,000,000 shares of common stock, of a par value of $1.00 per share.

          Based upon the above-described examination, it is our opinion that, as long as the Fund remains a corporation in good standing under the laws of the state of Maryland, the authorized but unissued shares of stock of the Fund, when issued for the consideration established by the board of directors, as described in the Registration Statement, will be, under the law of the state of Maryland, legally issued, fully-paid, non-assessable outstanding shares of common stock of the Fund.

          We hereby consent to the filing of this opinion as an exhibit to the Registration Statement and to reference therein to us as counsel who have rendered this opinion.

                                    Very truly yours,

                                    STRADLEY, RONON, STEVENS & YOUNG, LLP

                                    By:  /s/ Mark A. Sheehan
                                         -------------------------
                                         Mark A. Sheehan

Briggs,
Bunting &
Dougherty, LLP
-----------------------------------------------------------------------------
Certified Public Accountants and Business Advisors







                CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS





     We hereby consent to the incorporation by reference in the Statement of Additional Information (Part B) of this amended Registration Statement on
Form N-1A of our report dated December 18, 2000 (except for Note 6 as to which the date is December 27, 2000) relating to financial statements of Philadelphia Fund, Inc. for the year ended November 30, 2000. We also consent to the reference to our report under the heading "Financial Highlights" in such amended Registration Statement.






                             /s/BRIGGS, BUNTING & DOUGHERTY, LLP
                             BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
March 13, 2001

















P.O. Box 70, Montville, NJ 07045-0070
Tel: (973) 299-5233, Fax: (973) 299-5234